SUBSEQUENT EVENTS - Summary Details of Impairment Loss of Intangible Assets (Details) - Forecast ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Subsequent Event [Line Items]
Impairment loss of intangible assets	¥ 15,002
Trademark
Subsequent Event [Line Items]
Impairment loss of intangible assets	2,556
Non-competition Arrangements
Subsequent Event [Line Items]
Impairment loss of intangible assets	540
Order Backlogs
Subsequent Event [Line Items]
Impairment loss of intangible assets	6,420
Customer Relationship
Subsequent Event [Line Items]
Impairment loss of intangible assets	¥ 5,486